SIX CIRCLES FUNDS

Six Circles Tax Aware Bond Fund

(a series of Six Circles Trust)

Supplement dated October 14, 2025

to the Prospectus dated May 1, 2025, as amended

Effective immediately, Adrian Van Poppel will be added as a portfolio manager for the Tax Aware Bond Fund (the “Fund”). Additionally, Terry Goode has announced his intention to leave Allspring Global Investments, LLC (“Allspring”), and as such, will no longer serve as a portfolio manager to the Fund after October 31, 2025. As such, all references to Terry Goode will hereby be removed as of November 1, 2025. As a result of the above changes, the portfolio manager information for Allspring in the “Risk/Return Summary — Management — Sub-Advisers” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

ALLSPRING

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
Robert Miller	Inception	Senior Portfolio Manager
Terry Goode[1]	Inception	Senior Portfolio Manager
Nicholos Venditti, CFA	2020	Senior Portfolio Manager, Head of Municipal Fixed Income
Adrian Van Poppel	2025	Senior Portfolio Manager

[1]	Terry Goode will no longer serve as a portfolio manager to the Fund as of November 1, 2025.

In addition, “The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Tax Aware Bond Fund — Allspring — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Robert Miller, Terry Goode, Nicholos Venditti, CFA and Adrian Van Poppel serve as portfolio managers to the Tax Aware Bond Fund.

Mr. Miller joined Allspring from its predecessor in 2008, where he currently serves as a Senior Portfolio Manager with the Municipal Fixed-Income team.

Mr. Goode joined Allspring from its predecessor in 2002, where he currently serves as a Senior Portfolio Manager and a former Leader of the Municipal Fixed-Income Research team.

Mr. Venditti joined Allspring from its predecessor in 2020, where he currently serves as a Senior Portfolio Manager and the head of the Municipal Fixed-Income team. Before joining Allspring’s predecessor in 2020, he spent 10 years at Thornburg Investment Management, most recently as a senior portfolio manager and head of the Municipal Bond Group.

Mr. Van Poppel joined Allspring from its predecessor in 1997, where he currently serves as a Senior Portfolio Manager with the Municipal Fixed-Income team.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-PR-1025

SIX CIRCLES FUNDS

Six Circles Tax Aware Bond Fund

(a series of Six Circles Trust)

Supplement dated October 14, 2025

to the Statement of Additional Information dated May 1, 2025, as amended

Effective immediately, the information for Allspring Global Investments, LLC (“Allspring”) in the third table and fourth table with respect to the Six Circles Tax Aware Bond Fund in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I of the Statement of Additional Information is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Tax Aware Bond Fund Allspring
Robert Miller	7	12,242	—	—	13	3,645
Terry Goode[1]	10	12,396	—	—	10	1,585
Nicholos Venditti, CFA	11	15,845	—	—	48	8,413
Adrian Van Poppel*	4	2,539	—	—	14	2,876

*	As of June 30, 2025
[1]	Terry Goode will no longer serve as a portfolio manager to the Tax Aware Bond Fund as of November 1, 2025.

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Tax Aware Bond Fund Allspring
Robert Miller	—	—	—	—	—	—
Terry Goode[1]	—	—	—	—	—	—
Nicholos Venditti, CFA	—	—	—	—	—	—
Adrian Van Poppel*	—	—	—	—	—	—

*	As of June 30, 2025
[1]	Terry Goode will no longer serve as a portfolio manager to the Tax Aware Bond Fund as of November 1, 2025.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUP-6C-SAI-1025